Employee benefits - Amounts recognized in the balance sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Net liability - beginning of period	$ (1,635)	$ (6,839)	$ (7,987)
Recognized in profit or loss	140	2,594	(621)
Recognized in other comprehensive income	(116)	942	1,453
Foreign currency translation differences	(57)	184	316
Reclassification equity-settled LTIPs	0	1,484	0
Net liability - end of period	(1,669)	(1,635)	(6,839)
Liabilities	(1,669)	(1,635)	(6,839)
Assets	0	0	0
NET LIABILITY	(1,669)	(1,635)	(6,839)
Present value of funded obligation
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	(5,330)	(4,595)	(4,865)
Fair value of plan assets	5,173	4,434	4,224
Surplus (deficit) in plan	(157)	(161)	(641)
Present value of unfunded obligations
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	$ (1,512)	$ (1,474)	$ (6,198)